Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Components of Earnings Per Share

The components of earnings per share were:

Year Ended December 31 (Dollars and Shares in Millions, Except Per Share Data)	2013	2012	2011
Net income attributable to U.S. Bancorp	$5,836	$5,647	$4,872
Preferred dividends	(250)	(238)	(129)
Impact of preferred stock redemption (a)	(8)	–	–
Earnings allocated to participating stock awards	(26)	(26)	(22)
Net income applicable to U.S. Bancorp common shareholders	$5,552	$5,383	$4,721
Average common shares outstanding	1,839	1,887	1,914
Net effect of the exercise and assumed purchase of stock awards	10	9	9
Average diluted common shares outstanding	1,849	1,896	1,923
Earnings per common share	$3.02	$2.85	$2.47
Diluted earnings per common share	$3.00	$2.84	$2.46

(a)	Represents stock issuance costs originally recorded in capital surplus upon the issuance of the Company’s Series D Non-Cumulative Perpetual Preferred Stock that were reclassified to retained earnings on the redemption date.